Streaming Arrangement (Tables)	12 Months Ended
Jun. 30, 2025
Streaming Contract Liabilities [Abstract]
Disclosure of reconciliation of the streaming contract liability	Reconciliation of the streaming contract liability:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	85	390
Finance costs related to significant financing component	1	18
Non-cash consideration for delivery of gold ounces (included in Revenue)	(86)	(323)
Balance at end of year	—	85
Current portion of streaming contract liability	—	85